Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 286,535,942.24
Previously Paid Amount	0.00
Total Fee Amount	39,570.61
Total Offset Amount	0.00
Net Fee	$ 39,570.61
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A